Organization (Details Textual )	Dec. 31, 2015	Mar. 28, 2014
China BPO Holdings Limited, ("CBPO") [Member]
Organization Consolidation And Presentation [Line Items]
Percentage of effective ownership	100.00%	100.00%
Beijing Taiying Technology Co., Ltd. (''BTTC'')(3) [Member]
Organization Consolidation And Presentation [Line Items]
Percentage of effective ownership	100.00%